ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary of accounts receivable and contract assets

The following table presents the accounts receivable and contract assets as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable and contract assets	3,007,955	3,756,510
Less: Allowance for credit losses	(21,200)	(23,833)
Total accounts receivable and contract assets	2,986,755	3,732,677

Summary of movement of allowance for accounts receivable and contract assets

The movement of allowance for accounts receivable and contract assets for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	2,539	17,953	21,200
Current year credit losses	17,953	3,247	2,633
Current year write off	(2,539)	—	—
Balance at end of the year	17,953	21,200	23,833